Earnings Per Share - Schedule of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ 74,589	$ 66,845	$ 103,096	$ 142,112
Less: Net income attributable to participating securities	(4)	(10)	(8)	(4)
Net income attributable to Class A and Class B common stockholders	$ 74,585	$ 66,835	$ 103,088	$ 142,108
Denominator:
Denominator for basic net income per share - weighted average shares (in shares)	287,063,892	286,024,263	284,625,642	285,805,096
Effect of dilutive securities:
Stock options			9,171,065	6,819,400
Denominator for dilutive net income per share (in shares)	297,251,349	294,586,354	293,796,707	292,624,496
Net income per share, basic (USD per share)	$ 0.26	$ 0.23	$ 0.36	$ 0.50
Net income per share, diluted (USD per share)	$ 0.25	$ 0.23	$ 0.35	$ 0.49